Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 2,041	$ 2,000	$ 1,680